LEASES (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Future Minimum Lease Payments

The future minimum lease payments for non-cancelable operating leases having remaining terms in excess of one year as of December 31, 2015 are as follows:

Year ending December 31:	Lease Payments
2016	283,422
2017	293,346
2018	300,596
2019	23,956
Thereafter	-
Total Minimum Lease Payment	$901,320